UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:        September 30, 2007

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       General Board of Pension & Health Benefits of
		The United Methodist Church, Inc in Missouri
Address:    1201 Davis St
            Evanston, IL 60201

13F File Number:  28-11783

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David H. Zellner
Title:      Chief Investment Officer
Phone:      847-866-4698

Signature, Place and Date of Signing:

\s\ David H. Zellner
- -------------------------------
David H. Zellner                Evanston, Illinois    November 7, 2007

Report Type:

[ ]   13F HOLDINGS REPORT
[X]   13F NOTICE
[ ]   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name
- --------------------          ----
028-03917                    	DARUMA ASSET MANAGEMENT INC /NY
028-10622			ZEVENBERGEN CAPITAL INVESTMENTS LLC
028-00223			RCM CAPITAL MANAGEMENT LLC
028-06649			HOOVER INVESTMENT MANAGEMENT CO INC
028-03692			MILLER HOWARD INVESTMENTS INC /NY
028-06630			DISCIPLINED GROWTH INVESTORS INC /MN
028-00268			COOKE & BIELER LP
028-04557			WELLINGTON MANAGEMENT CO LLP
028-04760			RREEF AMERICA LLC
028-10487			NORTHERN TRUST INVESTMENTS NA
028-03139			BROWN CAPITAL MANAGEMENT INC
028-01054			FIDELITY MANAGEMENT TRUST CO
028-03946			BARCLAYS GLOBAL INVESTORS NA /CA/
028-00096			CAPITAL GUARDIAN TRUST CO
028-10068			HOTCHKIS & WILEY CAPITAL MANAGEMENT LLC
028-04841			BAILLIE GIFFORD & CO LTD
028-11833			SPRUCEGROVE INVESTMENT MANAGEMENT LTD
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.